Long term Investments (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long term Investments
Balance	¥ 126,181		¥ 126,181	¥ 177,141	¥ 22,514
Additions			65,000	98,000	213,303
Share of loss of equity method investees		$ (386)	(2,520)	(162,725)	(35,826)
Fair value change through earnings			(21,975)	12,550	(28,780)
Changes of interest in the equity method investees				5,494
Impairment			0	(5,000)	0
Foreign currency translation			(3,833)	721	5,930
Balance		$ 24,958	162,853	126,181	177,141
Equity Method Investments
Long term Investments
Balance	7,307		7,307	66,538	4,364
Additions				98,000	98,000
Share of loss of equity method investees			(2,520)	(162,725)	(35,826)
Changes of interest in the equity method investees				5,494
Balance			4,787	7,307	66,538
Equity Security With Readily Determinable Fair Values
Long term Investments
Balance	90,724		90,724	77,453
Changes from investments without readily determinable fair value to readily determinable fair value					100,303
Fair value change through earnings			(21,975)	12,550	(28,780)
Foreign currency translation			(3,833)	721	5,930
Balance			64,916	90,724	77,453
Equity Securities Without Readily Determinable Fair Values
Long term Investments
Balance	28,150		28,150	33,150	18,150
Additions	¥ 60,000		65,000		115,303
Changes from investments without readily determinable fair value to readily determinable fair value					(100,303)
Impairment				(5,000)
Balance			¥ 93,150	¥ 28,150	¥ 33,150